Short-Term Loans and Long-Term Debt - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Line Items]
Short-term loans consisting of bank borrowings	¥ 4,641	¥ 2,071
Weighted average interest rate on short-term loans outstanding	2.72%	1.46%
Secure Loans from Banks
Debt Disclosure [Line Items]
Property, plant and equipment, mortgage primarily to secure loans from bank	¥ 2,913